Income Taxes Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 24
Operating Loss Carryforwards	368
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	270	4
Valuation allowance for state net operating loss carryforwards, net of federal income tax effects	(94)	(3)
Valuation Allowance, Deferred Tax Asset, Change in Amount	1
Amount of Deferred Gain Challenged by IRS	545
Deferred Gain Associated with Like Kind Exchange	690
Unrecognized Tax Benefits That Would Impact Effective Tax Rate, Ater Tax	16
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	5
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Other Information	3
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	1
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	5
Expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1
Expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3
Expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	18
Expiring in 2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	40
Expiring in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	306
Expiring 2013 to 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	104
Holdco [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	37
Federal Net Operating Loss Benefit [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance for state net operating loss carryforwards, net of federal income tax effects	(4)
State Net Operating Loss Benefits [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance for state net operating loss carryforwards, net of federal income tax effects	$ (90)